Summary of Concentration of Credit Risk (Details) - Credit risk [member] - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	100.00%	100.00%
Credit risk concentrations	$ 742,672	$ 734,958
Customers' liability under acceptances [member] | Canada [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	70.00%	66.00%
Customers' liability under acceptances [member] | United States [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	29.00%	33.00%
Customers' liability under acceptances [member] | Other international [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	1.00%	1.00%
Credit instruments [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	100.00%	100.00%
Credit risk concentrations	$ 259,414	$ 264,000
Credit instruments [member] | Canada [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	36.00%	37.00%
Credit instruments [member] | United States [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	59.00%	59.00%
Credit instruments [member] | United Kingdom [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	1.00%	1.00%
Credit instruments [member] | Europe - other [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	3.00%	2.00%
Credit instruments [member] | Other international [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	1.00%	1.00%
Derivative financial instruments [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	100.00%	100.00%
Credit risk concentrations	$ 49,929	$ 51,225
Derivative financial instruments [member] | Canada [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	25.00%	24.00%
Derivative financial instruments [member] | United States [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	34.00%	27.00%
Derivative financial instruments [member] | United Kingdom [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	13.00%	22.00%
Derivative financial instruments [member] | Europe - other [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	18.00%	18.00%
Derivative financial instruments [member] | Other international [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	10.00%	9.00%